LAW OFFICES OF
                           DERENTHAL & DANNHAUSER LLP
                               LAKE MERRITT PLAZA
                        1999 HARRISON STREET, 26TH FLOOR
                            OAKLAND, CALIFORNIA 94612
                                 (510) 350-3070
                            FACSIMILE: (510) 834-8309

                                 October 5, 2009






BY EDGAR AND OVERNIGHT DELIVERY

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re:     ATEL 14, LLC (the "Company")
                 Registration Statement on Form S-1
                 SEC File No. 333-159578

Dear Ms. Long:

     Concurrently with this letter we are filing a pre-effective amendment no. 3 to the registration statement. We enclose supplementally with the hard copy of this letter a marked copy of the amendment reflecting all changes to the version of the prospectus filed with pre-effective amendment no. 2. The changes include minor changes in response to state comments, some corrected errata and changes made in response to comments received from the FINRA Corporate Financing Department.

     Concurrently with this letter we have also filed by EDGAR requests to accelerate the effectiveness of the above-referenced registration statement to October 7, 2009 or as soon thereafter as may be practicable. The enclosed copies are provided for your convenience.

Ms. Pamela A. Long
October 5, 2009
Page 2

     Please contact me with any further questions or comments you may have concerning this filing.


                                        Very truly yours,

                                        /s/ PAUL J. DERENTHAL

                                        Paul J. Derenthal

cc:      Mr. Rufus Decker
         Ms. Nudrak Salik
         Sherry Haywood, Esq.
         Division of Corporation Finance
         Securities and Exchange Commission
         Facsimile: (202) 772-9292

         Mr. Dean L. Cash
         Mr. Paritosh Choksi
         Mr. Samuel Schussler
         Vasco Morais, Esq.